Fair Value Measurement (Estimated Fair Values Of Company's Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2012		Dec. 29, 2011
Carrying Value [Member]
Term Loan	$ 225.0		$ 550.0
Carrying Value [Member] | Senior Unsecured Notes [Member]
Senior Notes	200.0		200.0
Carrying Value [Member] | Senior Secured Notes [Member]
Senior Notes	400.0
Fair Value [Member]
Term Loan	225.0	[1]	530.6	[1]
Fair Value [Member] | Senior Unsecured Notes [Member]
Senior Notes	212.0	[1]	198.4	[1]
Fair Value [Member] | Senior Secured Notes [Member]
Senior Notes	$ 408.0	[1]

[1]	The Company has estimated the fair value on an average of at least two non-binding broker quotes and the Company’s analysis. If the Company were to measure the borrowings in the above table at fair value on the balance sheet they would be classified as Level 2.